U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:

TIAA-CREF Life Separate Account VA-1 730 Third Avenue New York, NY 10017-3206

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: ☒

3.	Investment Company Act File Number: 811-08963

Securities Act File Number: 333-61761

4(a)	Last day of fiscal year for which this Form is filed:

December 31, 2006

4(b)	☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)	☐ Check box if this is the last time the issuer will be filing this Form.

5	.	Calculation of registration fee:

		(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
			to section 24(f):		$226,650,278

		(ii)	Aggregate price of securities
redeemed or repurchased during
			the fiscal year:	$-165,214,930

		(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
			to the Commission	$-0-

		(iv)	Total available redemption credits
			[Add items 5(ii) and 5(iii)]:		$165,214,930

		(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:		$61,435,348

		(vi)	Redemption credits available for
			use in future years	$-0-
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

		(vii)	Multiplier for determining registra-
			tion fee (See Instruction C.9):		x.0000307

		(viii)	Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
			"0" if no fee is due):		=$1,886.06

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an
amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before
[effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted
here:	-0-	.	If there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this form is
filed that are available for use by the issuer in future fiscal
years, then state that number here:	-0-	.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

+$	-0	-

8	.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

=$	1,886.06

9	.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

March 30,2007 CIK#: 0001067490

Method of Delivery:

☒	Wire Transfer
☐	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Georganne Proctor
Georganne Proctor
Chief Financial Officer

Date	March 30, 2007

*	Please print the name and title of the signing officer
below the signature.